	T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO
		September 30, 2019	(Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
COMMON STOCKS 96.3%			Ross Stores	23,384	2,569
					5,398
Communication Services 14.7%
			Total Consumer Discretionary		33,952
Entertainment 0.8%			Consumer Staples 1.1%
Live Nation Entertainment (1)	16,697	1,108
Netflix (1)	4,369	1,169	Beverages 0.5%
		2,277	Monster Beverage (1)	24,300	1,411
Interactive Media & Services 11.0%					1,411
Alphabet, Class C (1)	14,550	17,736	Household Products 0.6%
Facebook, Class A (1)	53,502	9,528	Essity, B Shares (SEK)	53,537	1,562
Snap, Class A (1)	178,600	2,822			1,562
		30,086	Total Consumer Staples		2,973
Media 2.9%			Financials 2.1%
Altice USA, Class A (1)	92,957	2,666	Capital Markets 1.9%
Comcast, Class A	118,300	5,333	Cboe Global Markets	13,125	1,508
		7,999	CME Group	7,300	1,543
Total Communication Services		40,362	MarketAxess Holdings	3,124	1,023
Consumer Discretionary 12.4%			Nasdaq	11,079	1,101
Hotels, Restaurants & Leisure 2.8%					5,175
Marriott International, Class A	11,565	1,438	Consumer Finance 0.2%
McDonald's	15,480	3,324	SLM	61,431	542
Planet Fitness, Class A (1)	7,700	446			542
Yum! Brands	21,875	2,481	Total Financials		5,717
		7,689	Health Care 12.1%
Household Durables 0.8%			Biotechnology 2.9%
Gree Electric Appliances of			AbbVie	74,900	5,671
Zhuhai, A Shares (CNH)	263,000	2,113
			Argenx, ADR (1)	8,563	976
		2,113	Vertex Pharmaceuticals (1)	7,400	1,254
Internet & Direct Marketing Retail 6.8%					7,901
Alibaba Group Holding, ADR (1)	6,500	1,087
Amazon.com (1)	10,176	17,665	Health Care Equipment & Supplies 4.9%
			Becton Dickinson & Company	25,631	6,484
		18,752	Cooper	8,646	2,568
Specialty Retail 2.0%			DexCom (1)	16,500	2,462
O'Reilly Automotive (1)	7,100	2,829	Intuitive Surgical (1)	2,784	1,503

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

		Shares	$ Value		Shares	$ Value
	(Cost and value in $000s)			(Cost and value in $000s)

	Pax Labs, Class A, Acquisition			Road & Rail 0.3%
Date:	4/18/19, Cost $484
(1)	(2)(3)	128,372	483	Kansas City Southern	5,739	763
			13,500			763
	Health Care Providers & Services 3.0%			Total Industrials & Business Services		22,521
	Cigna	5,884	893	Information Technology 37.6%
	HCA Healthcare	49,204	5,925	Communications Equipment 0.9%
	UnitedHealth Group	6,083	1,322	Cisco Systems	51,000	2,520
			8,140			2,520
	Health Care Technology 0.8%			Electronic Equipment, Instruments & Components 0.9%
	Teladoc Health (1)	30,576	2,071	Hexagon, B Shares (SEK)	34,866	1,679
			2,071	Littelfuse	3,918	695
	Pharmaceuticals 0.5%					2,374
	Elanco Animal Health (1)	51,520	1,370	IT Services 13.7%
			1,370	Black Knight (1)	24,393	1,490
	Total Health Care		32,982	Booz Allen Hamilton Holding	18,716	1,329
	Industrials & Business Services 8.2%			EPAM Systems (1)	6,211	1,132
				Fidelity National Information
	Aerospace & Defense 4.5%			Services	24,277	3,223
	Airbus (EUR)	13,201	1,714	FleetCor Technologies (1)	26,245	7,527
	Boeing	18,030	6,860	Global Payments	25,694	4,085
	Northrop Grumman	10,075	3,776	Mastercard, Class A	25,606	6,954
			12,350	PayPal Holdings (1)	12,300	1,274
	Building Products 0.7%			StoneCo, Class A (1)	51,612	1,795
	Fortune Brands Home &			Visa, Class A	50,695	8,720
	Security	33,276	1,820			37,529
			1,820	Semiconductors & Semiconductor Equipment 5.3%
	Industrial Conglomerates 1.3%			ASML Holding	4,000	994
	General Electric	186,087	1,664	Maxim Integrated Products	60,051	3,477
	Roper Technologies	5,693	2,030	NVIDIA	6,400	1,114
			3,694	QUALCOMM	31,225	2,382
	Machinery 0.4%			Texas Instruments	51,801	6,695
	PACCAR	17,449	1,222			14,662
			1,222	Software 11.9%
	Professional Services 1.0%			Ceridian HCM Holding (1)	47,442	2,342
	Clarivate Analytics (1)	52,182	880	Intuit	10,413	2,769
	Equifax	12,737	1,792	Microsoft	133,702	18,589
				salesforce.com (1)	30,061	4,462
			2,672
	The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

	Shares	$ Value			Shares	$ Value
(Cost and value in $000s)				(Cost and value in $000s)

Splunk (1)	21,720	2,560	Multi	-Utilities 1.4%
Temenos (CHF)	4,064	681		Sempra Energy	25,990	3,836
VMware, Class A	7,179	1,077
						3,836
		32,480		Total Utilities		11,219
Technology Hardware, Storage & Peripherals 4.9%				Total Common Stocks
Apple	46,625	10,442		(Cost $178,691)		263,483
Samsung Electronics (KRW)	72,284	2,960

		13,402		CONVERTIBLE PREFERRED STOCKS 0.3%

Total Information Technology		102,967		Communication Services 0.2%
Materials 2.1%
				Interactive Media & Services 0.2%
Chemicals 1.0%				ByteDance, Series E,
Linde	8,074	1,564		Acquisition Date: 7/8/19, Cost
				$415 (1)(2)(3)	8,415	415
Sherwin-Williams	2,300	1,265
				Total Communication Services		415
		2,829
				Information Technology 0.1%
Construction Materials 0.7%
Vulcan Materials	12,600	1,905		Software 0.1%

		1,905		Uipath, Series D-1,
				Acquisition Date: 4/26/19, Cost
Metals & Mining 0.4%				$317 (1)(2)(3)	8,054	317
Southern Copper	27,300	932		Uipath, Series D-2,
				Acquisition Date: 4/26/19, Cost
		932		$53 (1)(2)(3)	1,352	53

Total Materials		5,666		Total Information Technology		370
Real Estate 1.9%				Total Convertible Preferred Stocks
				(Cost $785)		785
Equity Real Estate Investment Trusts 1.9%

AvalonBay Communities, REIT	10,900	2,347	SHORT	-TERM INVESTMENTS 3.2%
JBG SMITH Properties, REIT	70,802	2,777

Total Real Estate		5,124		Money Market Funds 3.2%
				T. Rowe Price Government Reserve
Utilities 4.1%				Fund,
				2.00% (4)(5)	8,708,611	8,708
Electric Utilities 2.1%
				Total Short-Term Investments
NextEra Energy	24,315	5,665		(Cost $8,708)		8,708
		5,665

Gas Utilities 0.6%				Total Investments in Securities 99.8%

Atmos Energy	15,082	1,718		(Cost $188,184)		$272,976
		1,718		Other Assets Less Liabilities 0.2%		505
				Net Assets 100%		$273,481

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

‡	Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Level 3 in fair value hierarchy.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $1,268 and represents 0.5% of net assets.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depositary Receipts
CHF	Swiss Franc
CNH	Offshore China Renminbi
EUR	Euro
KRW	South Korean Won
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SEK	Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 55 S&P 500 E-Mini Index contracts	12/19	8,191	$(14)
Net payments (receipts) of variation margin to date			(0)
Variation margin receivable (payable) on open futures contracts			$(14)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$164
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$164+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Government Reserve Fund	$5,725		¤	¤ $	8,708
T. Rowe Price Short-Term Fund	—		¤	¤	—
$8,708^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $164 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,708.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New America Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$252,291$	10,709$	483$	263,483
Convertible Preferred Stocks	—	—	785	785
Short-Term Investments	8,708	—	—	8,708
Total	$260,999$	10,709$	1,268$	272,976
Liabilities
Futures Contracts	$14$	— $	— $	14

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $(1,000) for the period ended September 30, 2019.

($000 s)	Beginning	Gain (Loss)		Ending
	Balance	During	Total	Balance
	1/1/19	Period	Purchases	9/30/19
Investment in Securities
Common Stocks	$–	$(1)	$484	$483
Convertible
Preferred Stocks	–	–	785	785

Total	$–	$(1)	$1,269	$1,268